Other investments	12 Months Ended
Dec. 31, 2023
Other Investment Abstract
Other investments [Text Block]

11. Other investments

	2023	2022
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	24,217	47,981
Acquisitions	-	4,438
Disposal	(5,000)	-
Exercise of warrants	-	(80)
Interest capitalized (i)	2,888	-
Change in fair value (i)	(13,156)	(17,236)
Acquisition of Tintic by Osisko Development (Note 29)	-	(10,827)
Foreign exchange revaluation impact	-	50
Investments held by Osisko Development and deconsolidated on September 30, 2022 (Note 29)	-	(109)
Balance - December 31	8,949	24,217

Subtotal reported to next page	8,949	24,217
	2023	2022
	$	$

Subtotal from previous page	8,949	24,217

Fair value through other comprehensive income (common shares)
Balance - January 1	18,337	94,231
Acquisitions (Note 12)	53,008	5,260
Transfer from associates (Note 10)	7,159	15,343
Change in fair value	5,915	(43,486)
Disposals	(28)	(21,634)
Foreign exchange revaluation impact	(315)	-
Investments held by Osisko Development deconsolidated on September 30, 2022 (Note 29)	-	(31,377)
Balance - December 31	84,076	18,337

Amortized cost (notes)
Balance - January 1	30,950	26,798
Acquisitions	-	5,175
Repayments	-	(2,960)
Allowance for expected credit loss and write-offs (ii)	(30,615)	-
Foreign exchange revaluation impact	(335)	1,937
Balance - December 31	-	30,950
Total	93,025	73,504

Other investments comprise common shares, warrants and convertible instruments, mostly from companies publicly traded in Canada and in the United States of America, as well as loans receivable (notes) from certain associates (private companies), which were fully provisioned on December 31, 2023.

(i) In January 2023, a convertible secured senior note of $17.6 million with Falco Resources Ltd. was amended. The accrued interest receivable of $2.9 million was capitalized to the capital of the note, the interest rate was increased from 7% to 8% per annum, the conversion price of the note was reduced from $0.55 to $0.50 per common share and the maturity date of the note was extended to December 31, 2024. In addition, the Company has the ability to apply the loan or a portion of the loan against future stream payments due to the operator when certain triggering events will be met. In 2023, the Company recognized a reduction in the fair value of the convertible secured senior note of $11.6 million.

(ii) On June 30, 2023, the Company determined that the credit risk related to its loans to Stornoway Diamonds (Canada) Inc. ("Stornoway"), the operator of the Renard diamonds mine, had increased significantly since initial recognition. As a result, the Company recorded an allowance for expected credit loss of $13.3 million (US$10.0 million) against the loans receivable ($11.5 million, net of income taxes) and $6.6 million (US$5.0 million) related to accrued interest against the amounts receivable ($4.8 million, net of income taxes) for an aggregate expected credit loss of $19.9 million (US$15.0 million). The lifetime expected credit loss was estimated as the difference between all contractual cash flows that are due to the Company in accordance with the contract and all the cash flows that the Company expects to receive, discounted at the original effective interest rate.

Cash flows expected to be received were based on the expected capacity of the borrower to repay the financial instrument, which was highly dependent on a number of factors and assumptions, including: forecast diamond prices, production levels, operating costs, internal capital investments required to maintain the operations and other factors related to mining operations.

On October 27, 2023, Stornoway announced it was temporarily suspending operations at its Renard mine and placing itself under the protection of the Companies' Creditors Arrangement Act ("CCAA"). The growing uncertainty of the diamond price in the short and medium term, coupled with the significant and sudden drop in the price of the resource on the world market, have had a major impact on Stornoway's long-term financial situation. This was in part due to the halt in the import of rough diamonds by India and by the global geopolitical climate. As a result, the Company considered the loans to be credit-impaired and, with no reasonable expectation of any material cash flow recovery, wrote-off $17.3 million (US$12.8 million; $15.0 million, net of income taxes) on September 30, 2023 to fully provision its loans, for a total of $30.6 million for the year 2023.